Revenue from contracts with customers (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Revenue
Payment processing fees	₽ 6,332	₽ 3,865		₽ 1,718
Other revenue	185	139		158
Total revenue from contracts with customers	6,517	4,004	[1]	1,876	[1]
Discontinued operations
Revenue
Payment processing fees	26,426	33,824		31,679
Platform and marketing services related fees	22,411	1,950		808
Fees for guarantees issued	1,844	1,523		723
Cash and settlement service fees	3,008	1,352		500
Other revenue	671	399		325
Total revenue from contracts with customers	₽ 54,360	₽ 39,048		₽ 34,035

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)